Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Trade and Other Receivables

All figures in £ millions	2022	2021

Current

Trade receivables	824	853

Royalty advances	1	2

Prepayments	200	198

Investment in finance lease receivable	17	15

Accrued income	15	14

Other receivables	82	175

	1,139	1,257

Non-current

Trade receivables	1	1

Royalty advances	5	5

Prepayments	12	10

Investment in finance lease receivable	104	100

Accrued income	2	1

Interest receivable	3	8

Other receivables	12	4

	139	129

Summary of Movements on Provision for Bad and Doubtful Debts
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2022	2021

At beginning of year	(63)	(74)

Exchange differences	(3)	–

Income statement movements	(18)	(15)

Utilised	12	26

Disposal of subsidiary	3	–

At end of year	(69)	(63)

Summary of Ageing of Group's Trade Receivables
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2022	2021

Within due date and one month past due date	663	766

One to three months past due date	118	58

Three to six months past due date	25	20

Six to nine months past due date	14	13

Nine to 12 months past due date	14	5

More than 12 months past due date	60	55

Gross trade receivables	894	917